DEFERRED INCOME TAX (Changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	$ (513,357)
Deferred tax assets, beginning balance	121,092
Translation differences	(7,201)	$ (1,052)
Effect of initial inflation adjustment	(182,773)	0
Acquisition of business (Note 3)	0	13,686
Effect of changes in tax law	0	(7,455)	$ (2,028)
Deferred tax (charge) credit	(232,485)	(106,047)
Deferred tax liability, ending balance	(474,431)	(513,357)
Deferred tax assets, ending balance	134,224	121,092
Deferred tax assets recognized on unused tax losses	33,383	43,355
Unused tax credits for which no deferred tax asset recognised	700,000	900,000
Unused tax losses for which no deferred tax asset recognised	1,200,000	1,500,000
PP&E
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(539,839)	(625,963)
Translation differences	9,726	6,907
Effect of initial inflation adjustment	161,044
Effect of changes in tax law		17,293
Deferred tax (charge) credit	168,702	61,924
Deferred tax liability, ending balance	(522,455)	(539,839)	(625,963)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(57,006)	(48,637)
Translation differences	527	(215)
Effect of initial inflation adjustment	20,967
Effect of changes in tax law		185
Deferred tax (charge) credit	36,130	(8,339)
Deferred tax liability, ending balance	(41,316)	(57,006)	(48,637)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(18,692)	(28,050)
Translation differences	497	67
Effect of initial inflation adjustment	762
Effect of changes in tax law		352
Deferred tax (charge) credit	3,031	8,939
Deferred tax liability, ending balance	(15,926)	(18,692)	(28,050)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(2,056)	(3,050)
Translation differences	(688)	(29)
Effect of initial inflation adjustment	0
Effect of changes in tax law		11
Deferred tax (charge) credit	1,656	1,120
Deferred tax liability, ending balance	(1,088)	(2,056)	(3,050)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(617,593)	(705,700)
Translation differences	10,062	6,730
Effect of initial inflation adjustment	182,773
Effect of changes in tax law		17,841
Deferred tax (charge) credit	209,519	63,644
Deferred tax liability, ending balance	(580,785)	(617,593)	(705,700)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	61,101	53,188
Translation differences	(6,036)	(501)
Acquisition of business (Note 3)		0
Effect of changes in tax law	0	(2,692)
Deferred tax (charge) credit	17,882	11,106
Deferred tax assets, ending balance	72,947	61,101	53,188
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	8,200	7,488
Translation differences	(1,089)	(273)
Acquisition of business (Note 3)		0
Effect of changes in tax law	0	(238)
Deferred tax (charge) credit	4,154	1,223
Deferred tax assets, ending balance	11,265	8,200	7,488
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	43,355	56,297
Translation differences	0	0
Acquisition of business (Note 3)		0
Effect of changes in tax law	0	0
Deferred tax (charge) credit	(9,973)	(12,942)
Deferred tax assets, ending balance	33,382	43,355	56,297
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	112,672	65,518
Translation differences	(10,137)	(7,008)
Acquisition of business (Note 3)		13,686
Effect of changes in tax law	0	(7,456)
Deferred tax (charge) credit	10,903	43,016
Deferred tax assets, ending balance	122,984	112,672	65,518
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	225,328	182,491
Translation differences	(17,263)	(7,782)
Acquisition of business (Note 3)		13,686
Effect of changes in tax law	0	(10,386)
Deferred tax (charge) credit	22,966	42,403
Deferred tax assets, ending balance	$ 240,578	$ 225,328	$ 182,491